Product Revenue Reserve and Allowance - Narratives (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Revenue Reserve and Allowance
Revenue recognized			$ 8,293	$ 19,243	$ 21,442
Accounts receivable			184		$ 818
Contract term					5 years
Discounted time-based milestone included in other assets			9,051		$ 3,959	$ 3,294
Roman Health Pharmacy LLC ("Ro")
Product Revenue Reserve and Allowance
Accounts receivable					600
Contract term	1 year
GoGoMeds
Product Revenue Reserve and Allowance
Revenue recognized			400	100
Accounts receivable			200		100
CMS Bridging DMCC ("CMS")
Product Revenue Reserve and Allowance
Revenue recognized				18,700	18,700
Upfront fee		$ 15,000	15,000		15,000
Milestone payment required		$ 5,000			5,000
Discounted time-based milestone			3,700		3,700
Accreted as interest income			1,300		1,300
Contract term		30 days
Discounted time-based milestone included in other assets			4,000		3,900
Product revenue
Product Revenue Reserve and Allowance
Revenue recognized			8,293	509	2,708
Accounts receivable			200		800
Product revenue | Roman Health Pharmacy LLC ("Ro")
Product Revenue Reserve and Allowance
Revenue recognized			$ 7,700	500	2,500
Accounts receivable					600
Product revenue | GoGoMeds
Product Revenue Reserve and Allowance
Revenue recognized					100
Accounts receivable					100
Licensing revenue
Product Revenue Reserve and Allowance
Revenue recognized				$ 18,734	$ 18,734